Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of earnings per share [Abstract]
Schedule of Earnings per Share

	2024 £m	2023 £m	2022 £m
Profit attributable to ordinary shareholders – basic and diluted	3,923	4,933	3,389

	2024 million	2023 million	2022 million
Weighted average number of ordinary shares in issue – basic	62,413	64,953	68,847
Adjustment for share options and awards	661	807	835
Weighted average number of ordinary shares in issue – diluted	63,074	65,760	69,682

Basic earnings per share	6.3p	7.6p	4.9p
Diluted earnings per share	6.2p	7.5p	4.9p